Leases - Additional Information (Detail) (USD $)	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Non-cancellable operating lease agreement, expiration date	Jan. 31, 2026
Lease obligations	$ 2,639,000
Predecessor
Property Subject to or Available for Operating Lease [Line Items]
Lease obligations		$ 0